DEBT	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
DEBT

NOTE 8 — DEBT

Short-term debt

As of December 31, 2025 and 2024, the Company had short-term debt of $319,366 (¥50,000,000) and $nil, respectively.

Interest rate is 0.8% and reset every half year considering market interest rate.

Long-term debt

The Company’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

Loans from banks and other financial institutions	December 31, 2025	December 31, 2024	Effective Interest rate (*)	Maturities (*)
Fixed rate loans	$2,688,375	$3,195,474	0.85 - 1.30%	2026 - 2035
Variable rate loans	$812,627	$912,080	0.90 - 1.70%	2027 - 2033
Subtotal	3,501,002	4,107,554

Corporate bond
Secured bond with fixed rate, net of $4,686 and $6,192 bond discount	$314,681	$941,375	1.45%	2028

Current portion of long-term debts, net	687,685	1,273,999
Long-term debts, net	$3,127,998	$3,774,930

*	As of December 31, 2025

The Company borrowed loans and corporate bonds from various financial institutions for working capital purposes.

Interest expense for loans and corporate bonds were $68,011, $77,274 and $92,930, including $4,686, $4,225 and $4,697 of bond discount accretion, for the years ended December 31, 2025, 2024 and 2023, respectively.

The guaranty information for the Company’s outstanding loans and bond as of December 31, 2025 and 2024, consist of the following:

	December 31,	December 31,
	2025	2024
Loans
Guaranteed by CEO of Sakai	$147,854	$170,312
Guaranteed by director of Sakai	$1,255,353	$1,841,099

As of December 31, 2025, future minimum payments for loans and corporate bond are as follows:

2026	$687,685
2027	619,469
2028	873,895
2029	463,573
2030	348,921
Thereafter	826,827
3,820,370
Imputed interest	(4,687)
Total	$3,815,683